INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
SUMMARY OF INTANGIBLE ASSETS

The below table summarizes the identifiable intangible assets as of May 31, 2026 and August 31, 2025:

	May 31, 2026	August 31, 2025

Technology 1-Portable Air Cooler	$27,438,763	$27,438,763
Technology 2-Condensing Unit	55,709,004	55,709,004
	83,147,767	83,147,767
Less: Accumulated technology-related intangible asset impairment	(27,511,542)	(27,511,542)
Adjusted carrying amount	55,636,225	55,636,225
Less: Accumulated amortization	(15,965,723)	(14,056,447)
Intangible assets, net	$39,670,502	$41,579,778

The below table summarizes the identifiable intangible assets as of August 31, 2025 and 2024:

	August 31, 2025	August 31, 2024

Technology 1-Portable Air Cooler	$27,438,763	$27,438,763
Technology 2-Condensing Unit	55,709,004	55,709,004
	83,147,767	83,147,767
Less: Accumulated technology-related intangible asset impairment	(27,511,542)	(20,580,040)
Adjusted carrying amount	55,636,225	62,567,727
Less: Accumulated amortization	(14,056,447)	(11,086,369)
Intangible assets, net	$41,579,778	$51,481,358